SIGNIFICANT ACCOUNTING POLICIES (Narrative) (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
SIGNIFICANT ACCOUNTING POLICIES [Abstract]
Short-term Interest bearing deposits	$ 20,520	$ 23,771
Weighted average interest	1.59%	2.23%
Inventories	36,862	31,169
Inventory reserves	5,402	4,742
Impairment of long lived assets (see also Note 2j)	3,370	123	1,319
Impairment of investment in affiliated companies	200	9,387	850
Shipping and handling costs	6,475	4,408	3,611
Advertising expenses	$ 6,334	$ 5,723	$ 2,727